Call Money and Funds Purchased (Summary of Funds Transactions) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Call Money and Funds Purchased Transactions [Line Items]
Amount	¥ 5,257,237	¥ 5,016,678
Weighted average interest rate	0.81%	0.63%
Minimum
Call Money and Funds Purchased Transactions [Line Items]
Principal range of maturities	1 day	1 day
Maximum
Call Money and Funds Purchased Transactions [Line Items]
Principal range of maturities	30 days	30 days